                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--26
                              (A UNIT INVESTMENT TRUST)
                              O   CONNECTICUT, FLORIDA, MARYLAND AND NEW JERSEY
                                  PORTFOLIOS
                              O   PRIMARILY LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated May 21, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF FEBRUARY 28, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
Connecticut Portfolio--
   Risk/Return Summary..................................           3
Florida Insured Portfolio-- Risk/Return Summary.........           6
Maryland Portfolio--Risk/Return Summary.................           9
New Jersey Insured Portfolio--
   Risk/Return Summary..................................          12
What You Can Expect From Your Investment................          16
   Monthly Income.......................................          16
   Return Figures.......................................          16
   Records and Reports..................................          16
The Risks You Face......................................          17
   Interest Rate Risk...................................          17
   Call Risk............................................          17
   Reduced Diversification Risk.........................          17
   Liquidity Risk.......................................          17
   Concentration Risk...................................          17
   State Concentration Risk.............................          18
   Bond Quality Risk....................................          20
   Insurance Related Risk...............................          20
   Litigation and Legislation Risks.....................          20
Selling or Exchanging Units.............................          20
   Sponsors' Secondary Market...........................          21
   Selling Units to the Trustee.........................          21
   Exchange Option......................................          21
How The Fund Works......................................          22
   Pricing..............................................          22
   Evaluations..........................................          22
   Income...............................................          22
   Expenses.............................................          22
   Portfolio Changes....................................          23
   Fund Termination.....................................          23
   Certificates.........................................          23
   Trust Indenture......................................          23
   Legal Opinion........................................          24
   Auditors.............................................          24
   Sponsors.............................................          25
   Trustee..............................................          25
   Underwriters' and Sponsors' Profits                            25
   Public Distribution..................................          25
   Code of Ethics.......................................          25
   Year 2000 Issues.....................................          26
Taxes...................................................          26
Supplemental Information................................          29
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CONNECTICUT PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O  The Fund plans to hold to maturity 7 tax-exempt municipal bonds with an aggregate face amount of $2,915,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited, they were rated A or better by Standard & Poor's, Moody's or Fitch. Their credit quality may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 16% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 7%
/ / Housing                                            16%
/ / Municipal Water/Sewer Utilities                    16%
/ / State/Local Government Supported                   50%
/ / Municipal Electric Utilities                       11%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in state/local government supported bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CONNECTICUT SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS
           SUBJECT TO RISKS PARTICULAR TO CONNECTICUT WHICH ARE
           BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in municipal bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.64
           Annual Income per unit:                           $   55.71
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.33
           Evaluator's Fee
                                                     $    0.37
           Other Operating Expenses
                                                    -----------
                                                     $    1.77
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Connecticut Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Connecticut Series were offered between October 26, 1988 and April 25, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.44%      7.23%      6.86%      6.62%      8.43%      7.46%
Average      2.77       5.16       6.74       5.00       6.14       7.34
Low          0.43       4.55       6.65       3.81       5.39       7.24


-------------------------------------------------------------------


Average
Sales fee    2.21%      4.79%      5.82%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,076.10
           (as of January 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Connecticut state and local personal income taxes if you live in Connecticut.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds with an aggregate face amount of $4,470,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Hospital/Health Care                               26%
/ / Municipal Water/Sewer Utilities                    11%
/ / Refunded Bonds                                     23%
/ / Solid Waste Disposal                               2%
/ / Special Tax                                        21%
/ / Municipal Electric Utilities                       17%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.66
           Annual Income per unit:                           $   56.01
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.22
           Evaluator's Fee
                                                     $    0.24
           Other Operating Expenses
                                                    -----------
                                                     $    1.54
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between August 25, 1988 and December 6, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         4.94%      7.40%      6.95%      7.59%      8.61%      7.55%
Average      2.24       5.62       6.79       5.45       6.67       7.39
Low          -0.66      4.39       6.71       3.15       5.28       7.31


-------------------------------------------------------------------


Average
Sales fee    3.19%      5.13%      5.82%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                       $1,092.41
           (as of January 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MARYLAND PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O  The Fund plans to hold to maturity 7 tax-exempt municipal bonds with an aggregate face amount of $3,135,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited, they were rated A or better by Standard & Poor's, Moody's or Fitch. Their credit quality may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 32% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            16%
/ / Hospital/Health Care                               48%
/ / Industrial Development Revenue                     14%
/ / Municipal Electric Utilities                       11%
/ / Universities/Colleges                              11%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MARYLAND SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MARYLAND WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in municipal bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.60
           Annual Income per unit:                           $   55.24
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.31
           Evaluator's Fee
                                                     $    0.32
           Other Operating Expenses
                                                    -----------
                                                     $    1.71
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Maryland Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Maryland Series were offered between March 2, 1989 and September 27, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            3.51%        7.22%        6.44%        8.42%
Average         2.38         5.47         5.09         6.49
Low             -0.34        4.57         3.98         5.35
---------------------------------------------------------------



Average
Sales fee         2.69%       5.03%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,065.52
           (as of January 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Maryland state and local personal income taxes if you live in Maryland.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $4,120,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 17%
/ / Miscellaneous                                      18%
/ / Municipal Water/Sewer Utilities                    46%
/ / Solid Waste Disposal                               3%
/ / Universities/Colleges                              16%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in municipal water/sewer utility bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.57
           Annual Income per unit:                           $   54.85
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.38
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.23
           Evaluator's Fee
                                                     $    0.31
           Other Operating Expenses
                                                    -----------
                                                     $    1.61
           TOTAL



           The Sponsors historically paid updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New Jersey Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New Jersey Series were offered between June 22, 1988 and September 19, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.83%      7.04%      6.92%      7.45%      8.24%      7.52%
Average      2.55       5.41       6.80       5.53       6.46       7.40
Low          0.51       4.20       6.73       3.51       5.19       7.33


-------------------------------------------------------------------


Average
Sales fee    2.96%      5.14%      5.82%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,072.14
           (as of January 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

 $      0- 25,750  $      0- 43,050  18.83     4.93   5.54     6.16   6.78     7.39   8.01     8.62   9.24    9.86
$ 25,751- 62,450  $ 43,051-104,050  31.24     5.82   6.54     7.27   8.00     8.73   9.45    10.18  10.91   11.63
$ 62,451-130,250  $104,051-158,550  34.11     6.07   6.83     7.59   8.35     9.11   9.86    10.62  11.38   12.14
$130,251-283,150  $158,551-283,150  38.88     6.54   7.36     8.18   9.00     9.82  10.63    11.45  12.27   13.09
OVER $283,151        OVER $283,151  42.32     6.93   7.80     8.67   9.54    10.40  11.27    12.14  13.00   13.87


                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

 $      0- 25,750  $      0- 43,050  15.00     3.53   4.12     4.71   5.29     5.88   6.47     7.06   7.65     8.24
$ 27,751- 62,450  $ 43,051-104,050  28.00     4.17   4.86     5.56   6.25     6.94   7.64     8.33   9.03     9.72
$ 62,451-130,250  $104,051-158,550  31.00     4.35   5.07     5.80   6.52     7.25   7.97     8.70   9.42    10.14
$130,251-283,150  $158,551-283,150  36.00     4.69   5.47     6.25   7.03     7.81   8.59     9.38  10.16    10.94
OVER $283,151        OVER $283,151  39.60     4.97   5.79     6.62   7.45     8.28   9.11     9.93  10.76    11.59


                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

 $      0- 25,750  $      0- 43,050  16.49     4.79   5.39     5.99   6.59     7.18   7.78     8.38   8.98     9.58
$ 25,751- 62,450  $ 43,051-104,050  31.98     5.88   6.62     7.35   8.09     8.82   9.56    10.29  11.03    11.76
$ 62,451-130,250  $104,051-158,550  35.40     6.19   6.97     7.74   8.51     9.29  10.06    10.84  11.61    12.38
$130,251-283,150  $158,551-283,150  40.08     6.68   7.51     8.34   9.18    10.01  10.85    11.68  12.52    13.35
OVER $283,151        OVER $283,151  43.45     7.07   7.96     8.84   9.73    10.61  11.49    12.38  13.26    14.15


                             FOR MARYLAND RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

 $      0- 25,750  $      0- 43,050  19.21     4.95   5.56     6.18   6.80     7.42   8.04     8.66   9.27    9.89
$ 25,751- 62,450  $ 43,051-104,050  31.49     5.84   6.57     7.30   8.03     8.76   9.49    10.22  10.95   11.68
$ 62,451-130,250  $104,051-158,550  34.35     6.09   6.85     7.62   8.38     9.14   9.90    10.66  11.42   12.19
$130,251-283,150  $158,551-283,150  39.10     6.57   7.39     8.21   9.03     9.85  10.67    11.50  12.32   13.14
OVER $283,151        OVER $283,151  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05   13.92


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Connecticut Portfolio's concentration in state/local government supported bonds:
   o state/local government supported bonds are ultimately guaranteed or supported on a continuous basis by a state or local government having taxing power;
   o but the taxing power of any state/local government may be limited by provisions of the state constitution or laws as well as political and economic considerations;
   o a state or local government's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the Florida and Maryland Portfolios' concentrations in hospital and health care bonds.

   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the New Jersey Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs; and
   o unpredicability of future usage requirements.

Changes to the portfolios from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CONNECTICUT RISKS

Generally

Connecticut has experienced a variety of economic problems in the last several years including:

   o manufacturing, historically the state's most important activity, has employed fewer and fewer poeple over the last 10 years;

   o large cuts in defense spending threaten defense-related business, which has traditionally represented a big part of the state's manufacturing activity; and

   o unemployment and poverty are high in certain parts of the state, even though unemployment state-wide is below the national average.

State and Local Government

Connecticut's state and local governments have also experienced financial difficulties for several years. For example:

   o the state's General Fund had operating deficits for several years in the late 1980s and early 1990s. Since 1991, however, the General Fund has had operating surpluses;

   o the state issued notes in 1991 to fund its accumulated deficit. The notes were originally supposed to be paid by 1996, but they were rescheduled, so that they will be repaid by 1999; and

   o Connecticut has several of the nation's poorest and most financially troubled cities, including Bridgeport, which filed for bankruptcy in 1991, and its capital city of Hartford.

Local governments in Connecticut receive tax revenue only from taxes on real estate and personal property, which makes it hard for them to raise additional tax revenue. Both Connecticut and its cities depend heavily on federal aid, and the cities also depend on a significant amount of state aid. Both the state and its cities could be hurt by any future reduction in the amount of such aid.

Connecticut's general obligation bonds are rated AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch.

FLORIDA RISKS

Generally

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

   o south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

   o central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

   o the state as a whole is also very dependent on tourism and construction.

State and Local Government

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

MARYLAND RISKS

Generally

The Maryland economy is affected by various economic, social and environmental conditions, some of which are unique to the state and others which affect the nation as a whole and the Mid-Atlantic region in particular. For example:

   o many residents of the state work for the Federal government in and around Washington, D.C. Cutbacks in federal spending hurt Maryland more than other states;

   o like those in other states, Maryland businesses are sensitive to changes in Federal regulation, which can affect their revenues and, therefore, state tax revenue;

   o Maryland has lost many defense and construction jobs in recent years, as its economy has shifted away from manufacturing and industry and towards services;

   o the state's tax base has eroded as the population has dropped in cities such as Baltimore.

The state and its local governments are limited in their ability to increase or impose new taxes or incur indebtedness, which could hurt their ability to meet debt obligations.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW JERSEY RISKS

State and Local Government

Certain features of New Jersey law could affect the repayment of debt:

   o the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

   o the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

   o elementary and secondary education, and

   o state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss, in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, its share of all income derived from units of the Fund or their ownership will be subject to that Connecticut tax.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Fund will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Fund will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as the Fund invests exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

MARYLAND TAXES

In the opinion of Saul, Ewing, Remick & Saul LLP, Baltimore, Maryland, special counsel on Maryland tax matters:

Under the income tax laws of the State of Maryland, the Fund will not be taxed as a corporation and you will be considered to own directly your share of each bond in the Fund. You will not be subject to Maryland tax on any income earned by the Fund to the extent such income is attributable to bonds (other than private activity bonds) issued by the State of Maryland, the Government of Puerto Rico, or the Government of Guam or their respective political subdivisions and authorities. When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss except to the extent the gain is derived from the disposition of a bond issued by the State of Maryland or its political subdivisions. Neither the bonds in the Fund nor units held by you will be subject to Maryland personal property tax or Maryland sales and use tax. If you are a Maryland resident at the time of your death, your units will be subject to Maryland inheritance and estate tax.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (CONNECTICUT, FLORIDA, MARYLAND AND NEW JERSEY
TRUSTS)


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Defined Asset Funds - Municipal Investment Trust Fund,
  Multistate Series - 26 (Connecticut, Florida, Maryland and
  New Jersey Trusts):


We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 26 (Connecticut, Florida, Maryland and New Jersey Trusts), including the portfolios, as of January 31, 1999 and the related statements of operations and of changes in net assets for the years ended January 31, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at January 31, 1999, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 26 (Connecticut, Florida, Maryland and New Jersey Trusts) at January 31, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
April 6, 1999

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (CONNECTICUT TRUST)

STATEMENT OF CONDITION
AS OF JANUARY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,903,387)(Note 1)......................                  $3,119,983
  Accrued interest receivable......................                      45,045
                                                                   _____________

              Total trust property.................                   3,165,028

LESS LIABILITIES:
  Advance from Trustee.............................   $    4,299
  Accrued expenses.................................        1,271          5,570
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,966 units of fractional undivided
    interest outstanding (Note 3)..................    3,120,003
  Undistributed net investment income..............       39,455
                                                    _____________
                                                                     $3,159,458
                                                                   =============
UNIT VALUE ($3,159,458/2,966 units)................                   $1,065.23
                                                                   =============


                         See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (CONNECTICUT TRUST)

STATEMENTS OF OPERATIONS

                                             .......Years Ended January 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $185,013     $194,565     $195,125
  Trustee's fees and expenses...............      (4,106)      (5,841)      (5,329)
  Sponsors' fees............................      (1,228)         (31)      (2,427)
                                             _________________________________________
  Net investment income.....................     179,679      188,693      187,369
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................      22,955        1,285
  Unrealized appreciation (depreciation)
    of investments..........................       4,212      201,517      (62,237)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................      27,167      202,802      (62,237)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $206,846     $391,495     $125,132
                                             =========================================


                                 See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (CONNECTICUT TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               .......Years Ended January 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  179,679   $  188,693   $  187,369
  Realized gain on securities
    sold or redeemed..........................      22,955        1,285
  Unrealized appreciation (depreciation)
    of investments............................       4,212      201,517      (62,237)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     206,846      391,495      125,132
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (179,834)    (189,576)    (188,472)
  Principal...................................     (52,097)      (3,358)
                                               _________________________________________
  Total distributions.........................    (231,931)    (192,934)    (188,472)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  359, and 25 units, respectively.............    (380,933)     (25,961)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (406,018)     172,600      (63,340)

NET ASSETS AT BEGINNING OF YEAR...............   3,565,476    3,392,876    3,456,216
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,159,458   $3,565,476   $3,392,876
                                               =========================================
PER UNIT:
  Income distributions during year............      $55.71       $56.73       $56.26
                                               =========================================
  Principal distributions during year.........      $16.03        $1.01
                                               =========================================
  Net asset value at end of year..............   $1,065.23    $1,072.32    $1,012.80
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,966        3,325        3,350
                                               =========================================


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (CONNECTICUT TRUST)


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,966 units at Date of Deposit..............    $3,093,807
      Less sales charge...................................       139,224
                                                           ______________
      Net amount applicable to Holders....................     2,954,583
      Redemptions of units - net cost of 384 units
        redeemed less redemption amounts..................       (19,961)
      Realized gain on securities sold or redeemed........        24,240
      Principal distributions.............................       (55,455)
      Unrealized appreciation of investments..............       216,596
                                                           ______________

      Net capital applicable to Holders...................    $3,120,003
                                                           ==============

  4.  INCOME TAXES

      As of January 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $216,596, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,903,387 at January 31, 1999.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26

PORTFOLIO OF THE CONNECTICUT TRUST
AS OF JANUARY 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of             of             Face                        Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            __________                   _________       ______  ______ _____________ _____________          ____      ________
 1 State of Connecticut, General           AA        $  215,000   5.600%   2010       11/15/03         $  215,000    $  235,593
   Obligation Bonds, Ser. 1993 A                                                      @ 102.000

 2 State of Connecticut Hlth. and          AA-          500,000   6.000    2022       11/01/03            500,000       539,615
   Educl. Fac. Auth. Rev. Bonds,                                                      @ 102.000
   Nursing Home Prog. Iss., Ser. 1993
   (Cherry Brook Nursing Ctr. Proj.)

 3 State of Connecticut Health and         AA-          500,000   6.000    2022       11/01/03            500,000       540,735
   Education Facility Authority                                                       @ 102.000
   Revenue Bonds, Nursing Home Program
   Ser. 1993 (Mansfield Ctr. For
   Nursing and Rehab. Proj.)

 4 State of Connecticut Health and         AA-          455,000   5.875    2012       11/01/03            455,000       489,452
   Education Facility Authority                                                       @ 102.000
   Revenue Bonds, Nursing Home Program
   Iss., Ser. 1993 (Noble Horizons
   Project)

 5 Connecticut Housing Finance             AA           460,000   6.300    2024       05/15/03            471,789       487,867
   Authority, Housing Mortgage Bonds,                                                 @ 102.000
   Finance Program, Ser. 1993 B

 6 Puerto Rico Electric Power              BBB+         320,000   5.000    2012       07/01/99            290,423       320,694
   Authority, Power Revenue Bonds,                                                    @ 100.000
   Ser. O

 7 South Centarl Connecticut, Regional     AAA          465,000   5.750    2012       08/01/03            471,175       506,027
   Water Authority, Water System                                                      @ 102.000
   Revenue Bonds, Eleventh Ser.
   (Financial Guaranty Ins.) (5)

                                                    ______________                                   ______________ _____________
TOTAL                                                $2,915,000                                        $2,903,387    $3,119,983
                                                    ==============                                   ============== =============

        See Notes to Portfolios on Pages D - 23.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (FLORIDA TRUST)

STATEMENT OF CONDITION
AS OF JANUARY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $4,468,222)(Note 1)......................                  $4,793,955
  Accrued interest receivable......................                      83,589
                                                                   _____________

              Total trust property.................                   4,877,544

LESS LIABILITIES:
  Advance from Trustee.............................   $   26,585
  Accrued expenses.................................        1,317         27,902
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  4,479 units of fractional undivided
    interest outstanding (Note 3)..................    4,793,956
  Undistributed net investment income..............       55,686
                                                    _____________
                                                                     $4,849,642
                                                                   =============
UNIT VALUE ($4,849,642/4,479 units)................                   $1,082.75
                                                                   =============


                         See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (FLORIDA TRUST)

STATEMENTS OF OPERATIONS

                                             .......Years Ended January 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $266,403     $282,843     $286,974
  Trustee's fees and expenses...............      (5,051)      (6,957)      (6,470)
  Sponsors' fees............................      (1,782)      (1,808)      (1,837)
                                             _________________________________________
  Net investment income.....................     259,570      274,078      278,667
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................      18,716       10,335
  Unrealized appreciation (depreciation)
    of investments..........................      26,593      262,601     (154,514)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................      45,309      272,936     (154,514)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $304,879     $547,014     $124,153
                                             =========================================


                                 See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (FLORIDA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               .......Years Ended January 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  259,570   $  274,078   $  278,667
  Realized gain on securities sold
    sold or redeemed..........................      18,716       10,335
  Unrealized appreciation (depreciation)
    of investments............................      26,593      262,601     (154,514)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     304,879      547,014      124,153
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (259,281)    (276,079)    (278,545)
  Principal...................................     (13,034)      (6,806)        (992)
                                               _________________________________________
  Total distributions.........................    (272,315)    (282,885)    (279,537)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  283 and 197 units, respectively.............    (304,436)    (207,484)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (271,872)      56,645     (155,384)

NET ASSETS AT BEGINNING OF YEAR...............   5,121,514    5,064,869    5,220,253
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $4,849,642   $5,121,514   $5,064,869
                                               =========================================
PER UNIT:
  Income distributions during year............      $56.08       $56.43       $56.17
                                               =========================================
  Principal distributions during year.........       $2.91        $1.41        $0.20
                                               =========================================
  Net asset value at end of year..............   $1,082.75    $1,075.50    $1,021.35
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       4,479        4,762        4,959
                                               =========================================


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (FLORIDA TRUST)


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 4,479 units at Date of Deposit..............    $4,695,753
      Less sales charge...................................       211,320
                                                           ______________
      Net amount applicable to Holders....................     4,484,433
      Redemptions of units - net cost of 521 units
        redeemed less redemption amounts..................       (27,367)
      Realized gain on securities sold or redeemed........        31,989
      Principal distributions.............................       (20,832)
      Unrealized appreciation of investments..............       325,733
                                                           ______________

      Net capital applicable to Holders...................    $4,793,956
                                                           ==============

  4.  INCOME TAXES

      As of January 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $325,733, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,468,222 at January 31, 1999.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26

PORTFOLIO OF THE FLORIDA TRUST
AS OF JANUARY 31, 1999

                                         Rating                                      Optional
    Portfolio No. and Title of             of            Face                        Redemption
            Securities(4)               Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________               _________       ______  ______ _____________ _____________          ____      ________
 1 Alachua County, FL, Hlth. Fac.          AAA       $  395,000   5.750%   2015       12/01/02         $  395,000    $  420,509
   Auth., Hlth. Fac. Rev. Bonds Ser.                                                  @ 100.000
   1992 R (Shands Hosp. at the Univ.
   of Florida Proj.) (MBIA Ins.)

 2 Broward County, Florida, Solid          AAA           70,000   5.750    2013       07/01/03             70,611        76,093
   Waste System Revenue Bonds, Tax                                                    @ 102.000
   Exempt, Ser. 1993 A (MBIA Ins.)

 3 Dade County, Florida, Professional      AAA          750,000   6.000    2022(6)    10/01/02            765,667       825,585
   Sports Franchise Facilities, Tax                                                   @ 101.500
   Revenue Bonds, Ser. 1992 B
   (Financial Guaranty Ins.)

 4 Florida Municipal Power Agency,         AAA          300,000   6.000    2027(6)    10/01/02            304,995       331,560
   Revenue II Project Revenue Bonds,                                                  @ 102.000
   Ser. 1992 (AMBAC Ins.)

 5 Hernando Cnty., FL, Capital Imp.        AAA          260,000   5.750    2014       02/01/03            261,105       281,122
   Rev. Bonds, Ser. 1993 (MBIA Ins.)                                                  @ 102.000
                                                        490,000    5.750   2021        02/01/03           490,000       520,831
                                                                                      @ 102.000

 6 Jacksonville, FL,  Elec. Auth.,         AAA          750,000   5.250    2028       10/01/02            709,628       759,855
   Elec. Sys. Rev. Bonds Ser. Three                                                   @ 101.000
   1993 A (MBIA Ins.)

 7 Lee Cnty, FL, Capital Rev. Bonds,       AAA          205,000   5.750    2014       11/01/00            206,494       216,265
   Ser. 1992 (AMBAC Ins.)                                                             @ 102.000

 8 City of Ocoee, FL, Wtr. & Swr. Sys.     AAA          500,000   5.750    2014       10/01/03            502,190       545,235
   Rfdg. and Imp. Rev. Bonds, Ser.                                                    @ 102.000
   1993 (MBIA Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26

PORTFOLIO OF THE FLORIDA TRUST
AS OF JANUARY 31, 1999

                                         Rating                                      Optional
    Portfolio No. and Title of             of            Face                        Redemption
            Securities(4)               Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________               _________       ______  ______ _____________ _____________          ____      ________
9 Orange County Health Facilities         AAA       $  750,000   6.000%   2024       11/01/02         $  762,532    $  816,900
   Authority, Florida, Hospital                                                       @ 102.000
   Revenue Bonds (Orlando Regional
   Healthcare System Project), Ser.
   1993 (MBIA Ins.)

                                                    ______________                                  ______________ ______________
TOTAL                                                $4,470,000                                        $4,468,222    $4,793,955
                                                    ==============                                  ============== ==============

        See Notes to Portfolios on Page D - 23.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (MARYLAND TRUST)

STATEMENT OF CONDITION
AS OF JANUARY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,125,767)(Note 1)......................                  $3,292,594
  Accrued interest receivable......................                      28,538
  Cash.............................................                      11,404
                                                                   _____________

              Total trust property.................                   3,332,536

LESS LIABILITIES- Accrued expenses...............                         1,268
                                                                    ___________

NET ASSETS, REPRESENTED BY:
  3,146 units of fractional undivided
    interest outstanding (Note 3)..................   $3,292,603
  Undistributed net investment income..............       38,665
                                                    _____________
                                                                     $3,331,268
                                                                   =============
UNIT VALUE ($3,331,268/3,146 units)................                   $1,058.89
                                                                   =============


                         See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (MARYLAND TRUST)

STATEMENTS OF OPERATIONS

                                             .......Years Ended January 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $179,175     $180,134     $184,123
  Trustee's fees and expenses...............      (3,986)      (5,580)      (5,148)
  Sponsors' fees............................      (1,178)      (1,160)      (1,193)
                                             _________________________________________
  Net investment income.....................     174,011      173,394      177,782
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................                      100         (379)
  Unrealized appreciation (depreciation)
    of investments..........................      24,236      145,901      (45,276)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................      24,236      146,001      (45,655)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $198,247     $319,395     $132,127
                                             =========================================


                                 See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (MARYLAND TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               .......Years Ended January 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  174,011   $  173,394   $  177,782
  Realized gain (loss) on securities
    sold or redeemed..........................                      100         (379)
  Unrealized appreciation (depreciation)
    of investments............................      24,236      145,901      (45,276)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     198,247      319,395      132,127
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (173,532)    (175,239)    (177,814)
  Principal...................................                   (3,807)      (1,973)
                                               _________________________________________
  Total distributions.........................    (173,532)    (179,046)    (179,787)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  36 and 68 units, respectively...............                  (36,517)     (67,917)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........      24,715      103,832     (115,577)

NET ASSETS AT BEGINNING OF YEAR...............   3,306,553    3,202,721    3,318,298
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,331,268   $3,306,553   $3,202,721
                                               =========================================
PER UNIT:
  Income distributions during year............      $55.16       $55.44       $55.00
                                               =========================================
  Principal distributions during year.........                    $1.21        $0.62
                                               =========================================
  Net asset value at end of year..............   $1,058.89    $1,051.03    $1,006.51
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,146        3,146        3,182
                                               =========================================


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (MARYLAND TRUST)


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,146 units at Date of Deposit..............    $3,285,195
      Less sales charge...................................       147,831
                                                           ______________
      Net amount applicable to Holders....................     3,137,364
      Redemptions of units - net cost of 204 units
        redeemed less redemption amounts..................         8,266
      Realized loss on securities sold or redeemed........        (8,939)
      Principal distributions.............................       (10,915)
      Unrealized appreciation of investments..............       166,827
                                                           ______________

      Net capital applicable to Holders...................    $3,292,603
                                                           ==============

  4.  INCOME TAXES

      As of January 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $166,827, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,125,767 at January 31, 1999.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26

PORTFOLIO OF THE MARYLAND TRUST
AS OF JANUARY 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            __________                   _________       ______  ______ _____________ _____________          ____      ________
 1 Maryland Health and Higher              A+        $  500,000   6.000%   2021       07/01/01         $  508,170    $  515,390
   Educational Facilities Authority                                                   @ 100.000
   Revenue Bonds, (Greater Baltimore
   Medical Center Iss.), Ser. 1991

 2 Maryland State Health and Higher        AAA          500,000   5.750    2021       07/01/03            501,895       521,735
   Educational Facilities Authortiy,                                                  @ 100.000
   Revenue Refunding Bonds (North
   Arundel Hospital Iss.), Ser. 1992
   (MBIA Ins.)(5)

 3 Maryland Health and Higher              AAA          500,000   5.750    2015       07/01/03            502,155       533,835
   Educational Facilities Authority,                                                  @ 102.000
   Project and Refunding Revenue
   Bonds, (Mercy Medical Center
   Issue), Ser. 1993 (AMBAC Ins.)(5)

 4 Maryland Transportation Authority,      A+           500,000   5.750    2015       07/01/02            503,560       525,750
   Transportation Facilities Projects                                                 @ 100.000
   Revenue Bonds, Ser. 1992

 5 Prince George's County, Maryland,       A1(m)        450,000   6.000    2022       09/01/02            459,378       484,929
   Pollution Control Revenue Refunding                                                @ 102.000
   Bonds (Potomac Electric Project),
   Ser. 1992

 6 Puerto Rico Electric Power              BBB+         350,000   5.000    2012       07/01/99            317,649       350,760
   Authority, Power Revenue Bonds,                                                    @ 100.000
   Ser. O

 7 University of Maryland, Maryland,       AA+          335,000   5.500    2013       04/01/03            332,960       360,195
   Auxiliary Facility and Tuition                                                     @ 102.000
   Revenue Bonds, Ser. 1993 A


                                                    ______________                                  ______________ ______________
TOTAL                                                $3,135,000                                        $3,125,767    $3,292,594
                                                    ==============                                  ============== ==============

        See Notes to Portfolios on Page D - 23.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (NEW JERSEY TRUST)

STATEMENT OF CONDITION
AS OF JANUARY 31, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $4,142,337)(Note 1)......................                  $4,376,687
  Accrued interest receivable......................                      25,641
  Cash.............................................                      28,274
                                                                   _____________

              Total trust property.................                   4,430,602

LESS LIABILITY - Accrued expenses..................                       1,323
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  4,165 units of fractional undivided
    interest outstanding (Note 3)..................   $4,376,717
  Undistributed net investment income..............       52,562
                                                    _____________
                                                                     $4,429,279
                                                                   =============
UNIT VALUE ($4,429,279/4,165 units)................                   $1,063.45
                                                                   =============


                         See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (NEW JERSEY TRUST)

STATEMENTS OF OPERATIONS

                                             .......Years Ended January 31,..........
                                                 1999         1998         1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $250,192     $265,415     $275,805
  Trustee's fees and expenses...............      (4,994)      (7,108)      (6,611)
  Sponsors' fees............................      (1,704)      (1,733)      (1,795)
                                             _________________________________________
  Net investment income.....................     243,494      256,574      267,399
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      21,052         (390)      (5,036)
  Unrealized appreciation (depreciation)
    of investments..........................      29,987      254,604     (134,707)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................      51,039      254,214     (139,743)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $294,533     $510,788     $127,656
                                             =========================================


                                 See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (NEW JERSEY TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               .......Years Ended January 31,..........
                                                   1999         1998         1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  243,494   $  256,574   $  267,399
  Realized gain (loss) on securities
    sold or redeemed..........................      21,052         (390)      (5,036)
  Unrealized appreciation (depreciation)
    of investments............................      29,987      254,604     (134,707)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     294,533      510,788      127,656
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (243,914)    (258,418)    (267,574)
  Principal...................................     (26,417)     (10,093)      (3,326)
                                               _________________________________________
  Total distributions.........................    (270,331)    (268,511)    (270,900)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  486, 128 and 117 units, respectively........    (514,727)    (128,549)    (115,488)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (490,525)     113,728     (258,732)

NET ASSETS AT BEGINNING OF YEAR...............   4,919,804    4,806,076    5,064,808
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $4,429,279   $4,919,804   $4,806,076
                                               =========================================
PER UNIT:
  Income distributions during year............      $55.04       $55.38       $55.19
                                               =========================================
  Principal distributions during year.........       $6.21        $2.17        $0.69
                                               =========================================
  Net asset value at end of year..............   $1,063.45    $1,057.79    $1,005.67
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       4,165        4,651        4,779
                                               =========================================


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (NEW JERSEY TRUST)


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 4,165 units at Date of Deposit..............    $4,385,389
      Less sales charge...................................       197,337
                                                           ______________
      Net amount applicable to Holders....................     4,188,052
      Redemptions of units - net cost of 835 units
        redeemed less redemption amounts..................       (16,068)
      Realized gain on securities sold or redeemed........        15,597
      Principal distributions.............................       (45,214)
      Unrealized appreciation of investments..............       234,350
                                                           ______________

      Net capital applicable to Holders...................    $4,376,717
                                                           ==============

  4.  INCOME TAXES

      As of January 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $234,350, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,142,337 at January 31, 1999.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF JANUARY 31, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                _________       ______  ______ _____________ _____________          ____      ________
 1 The Bergen County Utilities             AAA       $  695,000   5.500%   2016       12/15/02         $  690,378    $  716,197
   Authority, New Jersey, 1992 Water                                                  @ 100.000
   Polution Control System Revenue
   Bonds, Ser. B (Financial Guaranty
   Ins.)

 2 Cape May County, New Jersey,            AAA          525,000   5.750    2016       01/01/03            531,720       556,957
   Municipal Utilities Authority,                                                     @ 102.000
   Sewer Revenue Refunding Bonds, Ser.
   1992 A (MBIA Ins.)

 3 New Jersey Sports and Exposition        AAA          750,000   5.500    2022       07/01/02            739,192       776,940
   Authority, Convention Center Luxury                                                @ 102.000
   Tax Bonds, 1992 Ser. A (MBIA Ins.)

 4 New Jersey Educl. Fac. Auth., Rev.      AAA          630,000   5.750    2023       07/01/03            638,304       671,637
   Bonds, Rowan College of New Jersey                                                 @ 102.000
   Iss., Ser. 1993 A (AMBAC Ins.)

 5 North Jersey District Water Supply      AAA          620,000   6.000    2021       07/01/03            636,293       680,723
   Commission of the State of New                                                     @ 102.000
   Jersey, Revenue Refunding Bonds,
   Wanague South Project, Ser. 1993
   (MBIA Ins.)

 6 Passaic Valley Sewerage System          AAA          350,000   5.800    2018       12/01/02            352,937       379,904
   Bonds, Commissioners, New Jersey,                                                  @ 102.000
   Sewer Ser. D (AMBAC Ins.)                            415,000   5.875    2022       12/01/02            419,353       451,557
                                                                                      @ 102.000

 7 The Sussex Cnty. Muni. Utilities        AAA          135,000   5.500    2013       12/01/02            134,160       142,772
   Auth.(Sussex County, NJ) Solid                                                     @ 100.000
   Waste Rev. Bonds, Rfdg. Ser. B
   (MBIA Ins.)

                                                    ______________                                  ______________ ______________
TOTAL                                                $4,120,000                                        $4,142,337    $4,376,687
                                                    ==============                                  ============== ==============

        See Notes to Portfolios on Page D - 23.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 26 (CONNECTICUT, FLORIDA, MARYLAND AND NEW JERSEY TRUSTS)


NOTES TO PORTFOLIOS
AS OF JANUARY 31, 1999

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust.

   (5) Insured by the indicated municipal bond insurance company.

   (6) Bonds with an aggregate face amount of $1,050,000 for the Florida Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                             Def ined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--26
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         33-49287) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


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